Leases (Tables)	9 Months Ended
Sep. 30, 2024
Leases [Abstract]
Schedule of Operating Lease Costs
The following table sets forth information about the Company’s operating lease costs for the years ended December 31, 2023 and 2022:

	Year Ended December 31,
	2023	2022
Operating lease cost:	$18,278	$12,986
Short-term lease cost	768	310
Total lease costs	$19,046	$13,296
The following table sets forth supplemental information about the leases for the years ended December 31, 2023 and 2022:

	Year Ended December 31,
	2023	2022
ROU assets obtained in exchange for new operating lease liabilities	$48,807	$21,853
Weighted-average remaining lease term – operating leases	8.52 years	10.16 years
Weighted-average discount rate – operating leases	6.54%	5.86%
The following table sets forth information about the Company’s operating lease costs for the three and nine months ended September 30, 2024 and September 30, 2023:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Operating lease cost	$5,031	$4,724	$15,818	$12,547
Short-term lease cost	507	234	1,235	457
Total lease costs	$5,538	$4,958	$17,053	$13,004
The following table sets forth supplemental cash flow information about the leases for the nine months ended September 30, 2024 and 2023:

	Nine Months Ended September 30,
	2024	2023
ROU assets obtained in exchange for new operating lease liabilities	$7,326	$23,507
Supplemental balance sheet information related to the leases is as follows:

	September 30, 2024	December 31, 2023
Weighted-average remaining lease term – operating leases	9.27 years	8.52 years
Weighted-average discount rate – operating leases	6.71%	6.54%

Schedule of Future Minimum Lease Payments
The Company’s future lease payments under non-cancellable operating leases as of December 31, 2023 are as follows:

Fiscal Year	Amount
2024	$22,733
2025	20,547
2026	17,670
2027	12,299
2028	5,585
Thereafter	40,696
Total undiscounted cash flows	119,530
Less: Imputed interest	(33,523)
Present value of lease liabilities	$86,007
The Company’s future lease payments under operating leases as of September 30, 2024 are as follows:

Fiscal Year	Amount
Remainder of 2024	$4,896
2025	18,033
2026	16,015
2027	11,314
2028	5,431
Thereafter	41,356
Total undiscounted cash flows	97,045
Less: Imputed interest	(29,634)
Present value of lease liabilities	$67,411